Other Non-current Liabilities (Schedule of Non-current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017 [1]
Disclosure of financial liabilities [line items]
Long-term debt	$ 8,329	$ 11,614
Less current portion	(3,359)	(4,913)	[1]	$ (3,939)
Total other non-current liabilities	5,711	8,516	[1]	$ 9,262
Export Development Canada [member]
Disclosure of financial liabilities [line items]
Long-term debt	5,958	8,344
Less current portion	(1,983)	(2,470)
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of financial liabilities [line items]
Long-term debt	2,091	2,896
Less current portion	(628)	(622)
Post-retirement Benefit [member]
Disclosure of financial liabilities [line items]
Long-term debt	247	330
Capital Lease [member]
Disclosure of financial liabilities [line items]
Long-term debt	33	44
Less current portion	$ (7)	$ (6)

[1]	Restated (Note 5)